Property, Plant and Equipment, Net (Details Narrative)	6 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2021 CNY (¥)	Aug. 16, 2017 USD ($)	Aug. 16, 2017 CNY (¥)
Depreciation expense	$ 122,814	$ 132,424
Construction-in-progress	700,000
Future minimum capital expenditures on the construction-in-progress	1,600,000
Future minimum capital expenditures on the construction-in-progress next twelve months	700,000
Xi'an App-Chem Bio(Tech) Co., Ltd [Member]
Construction-in-progress	$ 12,900,000			$ 14,500,000
Xi'an App-Chem Bio(Tech) Co., Ltd [Member] | RMB [Member]
Construction-in-progress | ¥			¥ 84,300,000		¥ 95,000,000